Employee benefit plans	6 Months Ended
Sep. 30, 2019
Employee Benefit Plans [Abstract]
Employee benefit plans

11. Employee benefit plans:

Nomura provides various pension plans and other post-employment benefits which cover certain employees worldwide. In addition, Nomura provides health care benefits to certain active and retired employees through its Nomura Securities Health Insurance Society.

Net periodic benefit cost

The net periodic benefit cost of the defined benefit plans of Japanese entities’ includes the following components.

	Millions of yen
	Six months ended September 30
	2018	2019
Service cost	¥5,429	¥6,057
Interest cost	1,090	906
Expected return on plan assets	(3,034)	(3,019)
Amortization of net actuarial losses	1,915	2,647
Amortization of prior service cost	(530)	(528)

Net periodic benefit cost	¥4,870	¥6,063

	Millions of yen
	Three months ended September 30
	2018	2019
Service cost	¥2,702	¥3,021
Interest cost	545	453
Expected return on plan assets	(1,517)	(1,510)
Amortization of net actuarial losses	957	1,323
Amortization of prior service cost	(265)	(264)

Net periodic benefit cost	¥2,422	¥3,023

Nomura also recognized net periodic benefit cost of plans other than Japanese entities’ plans, which are not significant.